ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,437	$ 1,639
Accrued Expenses	6,211	7,938
Total as of December 31	$ 7,648	$ 9,577